Summary of Gain or Loss on Sale of Equity Investments in Affiliates (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Investments in and Advances to Affiliates [Line Items]
Gain (loss) on sale of equity investments in Affiliates		$ (173,499)
Foundation Surgery Affiliate of Middleburg Heights LLC
Investments in and Advances to Affiliates [Line Items]
FSA of Middleburg Heights, LLC	10.00%
Gain (loss) on sale of equity investments in Affiliates		342,055
Park Ten Surgery Center
Investments in and Advances to Affiliates [Line Items]
FSA of Middleburg Heights, LLC	10.00%
Gain (loss) on sale of equity investments in Affiliates		35,299
Kirby Glen Surgery Center
Investments in and Advances to Affiliates [Line Items]
FSA of Middleburg Heights, LLC	10.00%
Gain (loss) on sale of equity investments in Affiliates		16,537
Perkins Plaza Asc Llc [Member]
Investments in and Advances to Affiliates [Line Items]
FSA of Middleburg Heights, LLC	24.00%
Gain (loss) on sale of equity investments in Affiliates		(524,590)
River Oaks Surgical Center Llp [Member]
Investments in and Advances to Affiliates [Line Items]
FSA of Middleburg Heights, LLC	10.00%
Gain (loss) on sale of equity investments in Affiliates		$ (42,800)